Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule Of Components Of Income Tax Expense Benefit

The current and deferred components of income tax expenses appearing in the consolidated statements of comprehensive (loss)/income are as follows:

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
		(in thousands)
Current tax	6,742	19,420	16,016	2,195
Deferred tax	—	—	—	—
Total	6,742	19,420	16,016	2,195

Schedule of Loss Before Income Taxes By Jurisdiction

The Group's loss/(income) before income taxes by jurisdiction consisted of:

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
		(in thousands)
Non-PRC	(18,608)	102,245	71,026	9,731
PRC	(781,533)	(174,104)	249,389	34,166
Total	(800,141)	(71,859)	320,415	43,897

Schedule of Reconciliations of The Income Tax Expenses

The reconciliation of the income tax expenses for the years ended December 31, 2022, 2023 and 2024 were as follows:

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
		(in thousands)
(Loss)/income before income tax	(800,141)	(71,859)	320,415	43,897
PRC statutory tax rate	25%	25%	25%	25%
Income tax benefit computed at the statutory income tax rate	(200,035)	(17,965)	80,104	10,974
Non-deductible expenses	65,366	78,409	31,696	4,342
FIN48 accrual and reversal	(102,468)	10,809	14,103	1,932
Non-taxable income	(79,893)	(40,492)	(35,209)	(4,823)
Statutory (expense)/income	(2,751)	10,017	(2,833)	(388)
Effect of preferential tax	(2)	268	(5)	(1)
Changes in valuation allowances	244,235	(34,680)	(88,274)	(12,093)
Effect of income tax rate difference in other jurisdictions	82,290	13,054	16,434	2,252
Income tax expenses	6,742	19,420	16,016	2,195

14.
INCOME TAXES (CONTINUED)

Schedule of Deferred Tax Assets And Liabilities

The principal components of the Group’s deferred income tax assets and liabilities as of December 31, 2023 and 2024 are as follows:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
	(in thousands)
Deferred tax assets:
Operating lease liabilities	305,392	354,839	48,613
Allowance for credit losses	1,759	2,710	371
Accrued expenses and other current liabilities	508	508	70
Government subsidies	22,500	25,861	3,543
Tax losses carried forward	2,907,178	2,813,116	385,395
Less: valuation allowances*	(2,928,993)	(2,840,719)	(389,177)
Total deferred tax assets, net	308,344	356,315	48,815
Deferred tax liabilities:
Operating lease right-of-use assets	(305,392)	(354,839)	(48,613)
Accelerated tax depreciation	(2,952)	(1,476)	(202)
Total deferred tax liabilities, net	(308,344)	(356,315)	(48,815)
Deferred tax assets/liabilities, net	—	—	—

* The Company operates through its PRC subsidiaries and evaluates the potential realization of deferred tax assets on an entity basis. The Group recorded valuation allowances against deferred tax assets of those PRC subsidiaries where it was determined it was more likely than not that the benefits of the deferred tax assets will not be realized as of December 31, 2023 and 2024. In making such determination, the Group also evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

Schedule of Unrecognized Tax Benefits

The unrecognized tax benefits of the Group as of December 31, 2023 and 2024 are as follows:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
	(in thousands)
Balance at beginning of the year	15,000	30,817	4,222
Additions	15,817	17,789	2,437
Decreases	—	—	—
Settlement	—	—	—
Balance at end of the year	30,817	48,606	6,659